Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Basis of Consolidation
Basis of Consolidation
Subsidiaries
The consolidated financial statements include the accounts of the
NEC Group
and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Subsidiaries are entities that are directly or indirectly controlled by the Company. The NEC Group controls an entity when the NEC Group is exposed or has rights to variable returns from involvement with the entity and has the ability to affect those returns by using its power, which is the current ability to direct the relevant activities, over the entity. To determine whether or not the NEC Group controls an entity, status of voting rights or similar rights, contractual agreements, and other relevant
factors are considered.
The financial statements of the subsidiaries are included in the consolidated financial statements from the date when the control is
obtained until the date when the control is lost. The financial statements of subsidiaries have been adjusted in order to conform to the accounting policies adopted by the Company as necessary.
Changes in the Company’s ownership interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. Any differences between the adjustment to non-controlling
interest and fair value of consideration transferred or received are recognized directly in equity attributable to owners of the Company.
When control over a subsidiary is lost, the investment retained after the loss of control is re-measured
at fair value as of the date when control is lost, and any gain or loss on such re-measurement
and disposal of the interest sold is recognized in profit or loss.
Investments in Associates and Joint Arrangements
Associates are entities over which the NEC Group has significant influence over the decisions on financial and operating policies, but does not have control or joint control.
Joint arrangements are arrangements of which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. The NEC Group classifies joint arrangements into either joint ventures or joint operations. The classification of a joint arrangement as a joint venture or a joint operation depends upon the rights and obligations of the parties to the arrangement. Joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. There are no joint operations that are considered material to the NEC Group.
Investment in associates and joint ventures are accounted for using the equity method and recognized at cost on the acquisition date. The carrying amount is subsequently increased or decreased to recognize the NEC Group’s share of profit or loss and other comprehensive income of the associates and joint ventures after the date of initial recognition.
The financial statements of associates and joint ventures have been adjusted in order to conform to the accounting policies adopted by the Company in applying the equity method, as necessary.
Impairment of an investment in associates and joint ventures is measured by comparing the recoverable amount and the carrying amount of the investment. The impairment loss is recognized in profit or loss. If there has been a change in the estimates used to determine the recoverable amount and the recoverable amount increases, the impairment loss is reversed.
Business Combinations
Business combinations are accounted for using the acquisition method.
The consideration transferred for the acquisition of a subsidiary is measured at fair value of the assets transferred, the liabilities incurred to former owners of the acquiree, and the equity interests issued by the NEC Group.
The consideration for certain acquisitions includes payments that are contingent upon future events, such as the achievement of milestones and sales targets.

Identifiable assets acquired and liabilities and certain contingent liabilities assumed are measured at the fair values at the acquisition date.
Non-controlling
interests are initially measured either at fair value or at the non-controlling
interests’ proportionate share of the recognized amount of the acquiree’s identifiable net assets on a transaction-by-transaction
basis.
Goodwill is measured as the excess of the sum of the fair value of consideration transferred, the amount of any non-controlling
interests in the acquiree, and the fair value of the acquirer’s previously held equity interest less the fair value of identifiable assets acquired, net of liabilities assumed at the acquisition date.
Acquisition related costs, such as agency, legal, and other professional, or consulting fees are recognized as expenses in the period they are incurred.

Foreign Currency Translation
Foreign Currency Translation
Foreign Currency Transactions
Transactions in foreign currencies are translated into the respective functional currencies of the NEC Group companies using the exchange rate at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate at the end of each reporting period.
Non-monetary
assets and liabilities denominated in foreign currencies that are measured at historical cost are translated into the functional currency using the exchange rate at the transaction date.
Non-monetary
assets and liabilities denominated in foreign currencies that are measured at fair value are translated into the functional currency using the historical exchange rates at the date when the fair value was determined. Exchange differences arising from the settlement or translation of monetary items are recognized in profit or loss except for exchange differences arising from financial assets measured at fair value through other comprehensive income and qualifying hedging instruments in cash flow hedges to the extent that the hedges are effective, which are recognized in other comprehensive income.
Foreign Operations
The assets and liabilities of foreign operations are translated into Japanese yen using the exchange rate prevailing at the reporting date and their income and expenses are translated into Japanese yen using the average exchange rate for the period, unless the exchange rate fluctuates significantly. The foreign exchange differences arising on translation are recognized in other comprehensive income. In cases foreign operations are disposed of, the cumulative amount of other comprehensive income relating to that particular foreign operation is reclassified to profit or loss as part of gains and losses on the disposal.

Financial Instruments
Financial Instruments
The NEC Group adopted IFRS 9, “Financial Instruments (2014)” (“IFRS9”) with a date of initial application of April 1, 2018. Comparative information has not been restated using the transition method under IFRS 9 and continues to be reported under IAS 39, “Financial Instruments: Recognition and Measurement” (“IAS 39”). The NEC Group continues to apply the hedge accounting requirements of IAS 39 instead of the requirements of IFRS 9.
The accounting policies applicable before April 1, 2018, for the fiscal year ended March 31, 2018
Non-derivative
Financial Assets
The NEC Group classifies
non-derivative
financial assets into loans and receivables, and
available-for-sale
financial assets. The NEC Group initially recognizes loans and receivables on the date they originated. All other financial assets are initially recognized in the consolidated statements of financial position when the NEC Group becomes a party to the contractual provisions of the financial instruments. The NEC Group derecognizes financial assets when the contractual rights to cash flows from the assets expire, or when the NEC Group transfers those rights, as well as substantially all risks and rewards of ownership of the financial assets. Separate assets or liabilities are recognized when the NEC Group derecognizes financial assets, but still retains an interest that does not result in the retention of control over the financial asset.
Loans and receivables are
non-derivative
financial assets with fixed or determinable payments that are not quoted in active markets. Such assets are initially measured at fair value, plus any directly attributable transaction costs and subsequently measured at amortized cost using the effective interest method. Impairment losses are recognized in profit or loss.
Available-for-sale
financial assets are
non-derivative
financial assets that are not classified as either financial assets measured at fair value through profit or loss or loans and receivables.
Such assets are initially measured at fair value, plus any directly attributable transaction costs and subsequently measured at fair value at the reporting date. The resulting gains and losses are recognized in other comprehensive income with the exception of impairment losses, interest income, and foreign exchange differences on monetary financial assets. When the financial assets are derecognized or determined to be impaired, the gain or loss accumulated in other comprehensive income is reclassified to profit or loss. Fair values of available-for-sale
financial assets that are quoted in active markets are measured at quoted market prices.
Available-for-sale
financial assets that are not quoted in active markets are measured at fair value determined by applying appropriate valuation techniques, such as comparable peer company analysis.
Impairment of
Non-derivative
Financial Assets
General—The NEC Group assesses whether there is any objective evidence that non-derivative
financial assets is impaired at the end of each reporting period. The financial assets are determined to be impaired when an occurrence of loss events is indicated by such objective evidence and negative effects on the estimated future cash flows from the asset are reasonably predictable. Objective evidence that financial assets are impaired includes default or delinquency by a debtor and indications that a debtor or issuer will enter bankruptcy. In addition, for equity instruments, such as shares, a significant or prolonged decline in the fair value is objective evidence of impairment.
Impairment of financial assets measured at amortized cost—The NEC Group assesses individually whether there is any objective evidence of impairment for significant financial assets and those not considered as individually significant are assessed collectively. If there is objective evidence of impairment, the amount of loss is measured as the excess of the asset’s carrying amount over the present value of estimated future cash flows discounted at the asset’s original effective interest rate. Impairment loss is recognized in profit or loss and the carrying amount is reduced directly by that amount, except for receivables whose carrying amount is reduced through allowance. Carrying amounts of receivables are written off directly when future recovery is not reasonably possible through every possible means to collect the amount and they are assumed uncollectible. If, in subsequent periods, there is an occurrence of any events that indicates the recognized impairment loss has decreased, the loss is reversed through profit or loss.
Impairment of
available-for-sale
financial asset—An impairment loss on
available-for-sale
financial assets is recognized by reclassifying the loss accumulated in other components of equity to profit or loss. The amount of accumulated loss that is reclassified from equity to profit or loss is the difference between the acquisition cost and the current fair value, less any impairment losses on the asset previously recognized in profit or loss. For debt instruments that are classified as available-for-sale
financial asset, reversal of the impairment loss is recognized in profit or loss when its fair value increases and the increase can be objectively related to an event occurred after the impairment. The reversal of the impairment loss on equity instruments resulted from a subsequent increase in fair value is recognized directly in other comprehensive income.

Non-derivative
Financial Liabilities
The NEC Group classifies
non-derivative
financial liabilities into other financial liabilities. The NEC Group recognizes debt securities on the date of issuance. All other financial liabilities are initially recognized on the date when the NEC Group becomes a party to contractual provisions. The NEC Group derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expired. These financial liabilities are measured initially at fair value, less any directly attributable transaction costs and subsequently measured at amortized cost, using the effective interest method. Amortization amounts are recognized as finance costs in profit or loss.
Derivative Financial Instruments
The NEC Group holds derivative financial instruments, such as forward exchange contracts, interest rate swaps, and currency options, to hedge foreign currency exposure and interest rate exposure. Derivatives are measured at fair value at the inception and subsequent periods. At the inception of a hedge relationship, derivatives designated as hedging instruments are classified as either cash flow hedge, fair value hedge, or hedge of a net investment.
For derivatives that are not designated as hedging instruments, any changes in the fair value of the derivatives are recognized in profit or loss.
For derivatives that are designated as hedging instruments, the NEC Group documents the relationship between the hedging instrument and hedged item, risk management objectives and strategy in undertaking the hedge transaction, and the hedged risk at the inception of the hedges. The NEC Group initially and continually assesses whether the hedging instruments are highly effective in offsetting changes in the fair value or the cash flows of the respective hedged items. The NEC Group did not have derivatives that were designated as hedging instruments in a fair value hedge nor net investment hedge relationship.
Cash Flow Hedges
The effective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges is recognized in other comprehensive income and any ineffective portion is immediately recognized in profit or loss. The amount accumulated in other components of equity is reclassified to profit or loss in the same period during which the cash flows of the hedged item affect profit or loss. Hedge accounting is discontinued prospectively when the hedging instrument expires, is sold, terminated, exercised, or when no longer qualifies for hedge accounting, a forecast transaction is no longer highly probable, or the designation is revoked.
The accounting policies applicable from April 1, 2018, for the fiscal years ended March 31, 2019 and 2020
Non-derivative
Financial Assets
The NEC Group classifies
non-derivative
financial assets into financial assets measured at amortized cost, financial assets measured at fair value through other comprehensive income, or financial assets measured at fair value through profit or loss. The NEC Group has irrevocably elected to designate all equity instruments, except for those in the form of venture capital investments, in principle as financial assets measured at fair value through other comprehensive income.
The NEC Group initially recognizes financial assets measured at amortized cost on the date they originated. All other financial assets are initially recognized in the consolidated statements of financial position when the NEC Group becomes a party to the contractual provisions of the financial instruments.
The NEC Group derecognizes financial assets when the contractual rights to the cash flows from the asset expire, or when the NEC Group transfers the contractual rights to the cash flows from the asset, as well as substantially all the risks and rewards of ownership of the financial asset. Separate assets or liabilities are recognized when the NEC Group derecognizes financial assets, but still retains an interest that does not result in the retention of control over the financial asset.

Financial assets held by the NEC Group are measured at amortized cost when both of the following conditions are met:

•	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets measured at amortized cost are initially measured at fair value, plus any directly attributable transaction costs. Trade receivables that do not contain a significant financing component are measured at their transaction price. After initial recognition, the carrying amounts of financial assets measured at amortized cost are recognized using the effective interest method, less impairment loss. Amortization using the effective interest method and gains and losses on derecognition are recognized in profit or loss for the period.
The NEC Group has in principle elected to present subsequent changes in fair value of certain equity instruments in other comprehensive income except for those in the form of venture capital investments. These equity instruments are initially measured at fair value, plus any directly attributable transaction costs and measured at fair value in subsequent periods. Changes in fair value are included in other comprehensive income and never reclassified to profit or loss and the NEC Group never reclassifies accumulated other comprehensive income to retained earnings subsequently. Dividends from equity instruments designated as measured at fair value through other comprehensive income are recognized as finance income in profit or loss, unless the dividends clearly represent a recovery of part of the cost of the investment.
Financial assets other than financial assets measured at amortized cost or equity instruments designated as measured at fair value through other comprehensive income are classified as financial instruments measured at fair value through profit or loss. These financial assets are measured at fair value after initial recognition, and changes in their fair value are recognized in profit or loss. Gains and losses on financial instruments measured at fair value through profit or loss are recognized in profit or loss.
Impairment of Financial Assets
As for impairments on financial assets measured at amortized costs, the NEC Group recognizes allowances for expected credit losses by assessing whether the credit risk on the financial assets has increased significantly at each reporting date since initial recognition. Allowances are measured based on the estimated credit loss arising from the possible defaults during the 12 months after the reporting date
(12-month
expected credit loss) when the credit risk associated with the financial assets has not significantly increased since initial recognition. When the credit risk associated with the financial assets has significantly increased since initial recognition or the financial assets are credit-impaired, an allowance for expected credit loss is calculated based on the estimated credit loss arising from all possible defaults over the estimated remaining period of the financial instruments (life-time expected credit loss). Notwithstanding the above, an allowance for expected credit loss on trade receivables and contract assets is always calculated based on the estimated credit loss over the entire period. Significant increase in credit risk is determined based on changes in risks of a default occurring and the changes in such risks are determined considering significant financial difficulty, breach of contract, or increase in probability where the borrower will enter bankruptcy or other financial reorganization. Changes in allowances are recognized in profit and loss.
Non-derivative
Financial Liabilities
The NEC Group classifies
non-derivative
financial liabilities into financial liabilities measured at amortized cost. The NEC Group recognizes debt securities on the date of issuance. All other financial liabilities are initially recognized on the date when the NEC Group becomes a party to contractual provisions. The NEC Group derecognizes a financial liability when its contractual obligations are discharged, canceled, or expired. These financial liabilities are measured initially at fair value less any directly attributable transaction costs and subsequently measured at amortized cost using the effective interest method. Amortization amounts are recognized as finance costs in profit or loss.
Derivative Financial Instruments
The NEC Group holds derivative financial instruments, such as forward exchange contracts, interest rate swaps, and currency options, to hedge foreign currency exposure and interest rate exposures. Derivatives are measured at fair value at the inception and subsequent periods. At the inception of a hedge relationship, derivatives designated as hedging instruments are classified as either cash flow hedge, fair value hedge, or hedge of a net investment. For derivatives that are not designated as hedging instruments, any changes in the fair value of the derivative are recognized in profit or loss. For derivatives that are designated as hedging instruments, the NEC Group documents the relationship between the hedging instrument and hedged item, risk management objectives and strategy in undertaking the hedge transaction and the hedged risk at the inception of the hedges. The NEC Group initially and continually assesses whether the hedging instruments are highly effective in offsetting changes in the fair value or the cash flows of the respective hedged items. The NEC Group does not currently have derivatives that are designated as hedging instruments in a fair value hedge nor net investment hedge relationship.
Cash Flow Hedges
The effective portion of changes in the fair value of derivatives is recognized in other comprehensive income and any ineffective portion of changes in the fair value is immediately recognized in profit or loss. The amount accumulated in other components of equity is reclassified to profit or loss in the same period during which the cash flows of the hedged item affect profit or loss. Hedge accounting is discontinued prospectively when the hedging instrument expires, is sold, terminated, exercised, when no longer meets the criteria for hedge accounting, a forecast transaction is no longer highly probable, or the designation is revoked.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand, demand deposits, and short-term highly liquid investments that are readily convertible to known amounts of cash and subject to insignificant risk of changes in value, and redeemable in three months or less from each acquisition date.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenses directly attributable to acquisition of the asset, costs of dismantling and removing the assets, costs of restoring the site, and borrowing costs to be capitalized. When significant components of property, plant and equipment have different useful lives, they are accounted for as separate items (by major components) of property, plant and equipment. Gains or losses on disposals of property, plant and equipment are recognized in profit or loss.
Except for assets that are not subject to depreciation, such as land and construction in progress, assets are depreciated mainly using the straight-line method over the estimated useful lives of assets. The residual value is generally estimated at zero, except for the cases where the selling price, after deducting the costs of disposal, at the end of the useful lives is estimable.
The estimated useful lives of major property, plant and equipment are as follows:

Buildings and structures	7–60 years
Machinery and equipment	2–22 years
Tools, furniture and fixtures	2–20 years

Depreciation methods, useful lives, and residual values of assets are reviewed at the end of each reporting period and revised, as necessary.

Goodwill
Goodwill
An asset representing the future economic benefits arising together with other assets through the acquisition of a subsidiary that are not individually identifiable is recognized as Goodwill. Goodwill is not amortized, but is tested for impairment at least annually or more frequently whenever there is any indication of impairment for a cash-generating unit (“CGU”) to which goodwill is allocated. The NEC Group initially measures goodwill at the acquisition date as the excess of the aggregate of consideration transferred, amount of any non-controlling
interest in the acquired entity, and acquisition-date fair value of any previous equity interest in the acquired entity, less the net recognized amount of the identifiable assets acquired and liabilities assumed. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase gain.

Intangible Assets
Intangible Assets
Development expenditures on software for sale and software for internal use are recognized as intangible assets, if all of the following criteria of capitalization are met:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

•	its intention to complete the intangible asset and use or sell it;

•	its ability to use or sell the intangible asset;

•	how the intangible asset will generate probable future economic benefits;

•	the availability of adequate technical, financial, and other resources to complete the development and to use or sell the intangible asset; and

•	its ability to measure reliably the expenditure attributable to the intangible asset during its development.
Other intangible assets, such as patents and licenses, are recognized at cost when acquired. Intangible assets acquired in business combinations and recognized separately from goodwill, including acquired capitalized development costs, are recognized at fair value at the acquisition date.
Intangible assets with definite useful lives are amortized mainly on a straight-line basis over their estimated useful lives from the date when the assets are available for use. Amortization of intangible assets is included in cost of sales and selling, general and administrative expenses. Customer relationship is amortized on a straight-line basis over the estimated useful lives. Software for sale is amortized based on the expected sales volume over the expected effective period unless such amortization method does not reflect the pattern of consumption of the expected future benefits from the asset. In such cases, software for sale is amortized on a straight-line basis over the remaining useful life. Software for internal use is amortized on a straight-line basis over the estimated useful lives. Other intangible assets, such as patents and licenses, are amortized from the date when the asset is available for use over the estimated useful lives, such as a contract period, using the method that reflects the pattern of consumption of the future economic benefits by the NEC Group.
The estimated useful lives of major intangible assets are as follows:

Software for sale	1–8 years
Software for internal use	3–5 years
Customer relationship	3–19 years
Acquired capitalized development costs	7–17 years
Others	2–10 years

Amortization methods, useful lives, and residual values of intangible assets with definite useful lives are reviewed at the end of each reporting period and revised as necessary.

Leases
Leases
During the fiscal year ended March 31, 2020, the NEC Group has adopted IFRS 16

. Please also refer to Note 38. “Impact of Changes in Accounting Policies” for the details of change in accounting policies regarding IFRS 16.
The accounting policies applicable before April 1, 2019, for the fiscal years ended March 31, 2018 and 2019
The NEC Group classifies a lease as a finance lease if it transfers substantially all the risks and rewards incidental to ownership to the NEC Group. Leases other than finance leases are classified as operating leases.
A leased asset or liability under a finance lease is measured at the lower of fair value of the leased asset or the present value of the minimum lease payments. Subsequently, the leased asset is depreciated over the shorter of the lease term or the economic useful life of the leased asset.
Minimum lease payments made under finance leases are allocated between finance costs and reduction of the remaining balance of the lease liability. The finance cost on the lease liability in each accounting period during the lease term are the amount that produces a constant periodic rate of interest on the remaining balance of the liability.
Lease payments made under an operating lease are recognized as an expense on a straight-line basis over the lease term.
The accounting policies applicable after April 1, 2019, for the fiscal year ended March 31, 2020
At inception of a contract, the NEC Group assesses whether the contract is, or contains, a lease. The NEC Group determines a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In addition, the NEC Group elected not to recognize right-of-use
assets and lease liabilities for either short-term leases with a lease term of 12 months or less or leases for which the underlying assets are of low value. The NEC Group recognizes the lease payments associated with those leases as an expense on a straight-line basis over their lease term.
As a lessee
At the commencement date of a lease, the NEC Group recognizes right-of-use
assets that represent the right to use an underlying asset and a lease liability that represents its obligation to make lease payments. The lease liabilities are measured at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if it is readily determinable, or otherwise, the lessee’s incremental borrowing rate.
Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate at the commencement date;

•	amounts expected to be payable under a residual value guarantee;

•	the exercise price under a purchase option that the NEC Group is reasonably certain to exercise; and

•	penalties for early termination of a lease unless the NEC Group is reasonably certain not to terminate the lease early.
The lease liability is subsequently measured at amortized cost using the effective interest method, and is remeasured under certain circumstances, such as when there is a change in future lease payments arising from a change in an index or a rate, if there is a change in the NEC Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the NEC Group changes its assessment of whether it will exercise a purchase, extension or termination option.
The
right-of-use
assets are initially measured at the initial measurement amount of the lease liabilities adjusted for any prepaid lease payments before the commencement date and certain other items and are subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the underlying asset or the end of the lease term. The estimated useful lives of the underlying assets are determined on the same basis as those of property, plant and equipment. In addition, after the commencement date, the right-of-use
asset is measured at cost less accumulated depreciation and accumulated impairment losses, and is adjusted for remeasurements of the lease liability. The right-of-use
assets are presented as part of property, plant, and equipment, net.

Inventories
Inventories
Inventories are measured at the lower of cost and net realizable value. The cost of inventories is determined principally by using the first-in
first-out
method or the periodic average method, whereas the cost of inventories of items that are not interchangeable is determined by using the specific identification of their individual cost. Cost of inventories comprises all costs of purchase, costs of production, costs of conversion, and other costs incurred in bringing the inventories to their present location and condition. Costs of finished goods and work in process include an allocation of production overheads that are based on the normal capacity of the production facilities. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale.

Impairment of Non-Financial Assets
Impairment of
Non-Financial
Assets
Non-financial
assets other than inventories, deferred tax assets, assets held for sale, assets arising from employee benefits and contract assets and assets recognized from costs to obtain a contract with a customer are assessed for indications of impairment at the end of each reporting period. This assessment is performed for an asset or a CGU, which is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. An impairment loss is recognized in profit or loss and the carrying amount is reduced to the recoverable amount. The recoverable amount is determined for an individual asset, or a CGU when the individual asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. The NEC Group’s corporate assets do not generate independent cash inflows. If there is any indication that corporate assets may be impaired, the recoverable amount is estimated for the CGU to which the corporate assets belong. Corporate assets are assets other than goodwill that contribute to the future cash flows of both the CGU to which the corporate assets belong and other CGUs, and include land or buildings held by administrative departments.
The recoverable amount is the higher of the fair value of an asset or a CGU, less costs of disposal and its value in use. Value in use is calculated as the present value of the estimated future cash flows associated with the asset or CGU. In assessing value in use, the estimated future cash flows are discounted to the present value using a pre-tax
discount rate, which reflects current market assessments of the time value of money and any risks specific to the asset or the CGU.

For goodwill and intangible assets with indefinite useful lives, the recoverable amount is estimated at the same time each year for the level of a CGU to which goodwill and intangible assets with indefinite lives have been allocated, and they are also tested for impairment whenever there is any indication of impairment.
An impairment loss recognized in prior periods for an asset other than goodwill is reversed if there is any indications that the loss recognized for the asset may no longer exist or may have decreased, and if, and only if, there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Impairment losses are reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, had no impairment loss been recognized. Impairment losses on goodwill are not reversed.

Assets Held for Sale
Assets Held for Sale
A
non-current
asset or disposal group is classified as held for sale if its carrying amount will be recovered through a sale transaction rather than through its continuing use. The condition above is met only when the asset is available for immediate sale in its present condition and its sale is highly probable. If the NEC Group commits to a sale plan involving loss of control of a subsidiary, it classifies all the assets and liabilities of the subsidiary as held for sale when the criteria set out above are met, regardless of whether it will retain a non-controlling
interest in its former subsidiary after the sale.
Non-current
assets or disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Property, plant and equipment and intangible assets classified as held for sale are not depreciated or amortized.

Employee Benefits
Employee Benefits
Defined Benefit Plans
The NEC Group’s defined benefit plans consist of defined benefit pension plans and lump-sum
severance payment plans. For defined benefit plans, the present value of defined benefit obligations, less the fair value of plan assets is recognized as either liability or asset. Defined benefit obligations are measured separately for each plan by discounting estimated amount of future benefits employees have earned in return for their services in the current and prior periods to its present value. The discount rate is the yield at the reporting date on high-quality corporate bonds that is consistent with the currency and estimated terms of the NEC Group’s post-employment benefit obligations. The NEC Group uses the projected unit credit method to determine the present value of defined benefit obligations, service cost, and the past service cost for each defined benefit obligation. Past service costs arising from a plan amendment or curtailment are recognized in profit or loss upon occurrence of the plan amendment or curtailment. Remeasurement of net defined benefit plans is recognized in full as other comprehensive income and not reclassified to retained earnings in subsequent periods.
Defined Contribution Pension Plans
Defined contribution pension plans are post-employment benefit plans under which the NEC Group pays fixed contributions to a separate entity (fund) and has no legal or constructive obligations to pay further amounts. Contributions to defined contribution pension plans are recognized as expense in profit or loss when the employees render related services.

Provisions
Provisions
Provisions are recognized when the NEC Group has present legal or constructive obligations as a result of past events, it is probable that outflows of resources embodying economic benefits will be required to settle the obligations and reliable estimates can be made of the amount of the obligations.

Revenue
Revenue
The NEC Group
applied
IFRS 15, “Revenue from Contract with Customers” (“IFRS 15”), by recognizing the cumulative effect at the date of initial application according to the transition provisions stipulated in IFRS 15. Accordingly, the comparative information for the fiscal year ended March 31, 2018 has not been restated, and continues to be reported under IAS 18, “Revenue” and IAS 11, “Construction Contracts.”
The accounting policies applicable before April 1, 2018, for the fiscal year ended March 31, 2018
Revenue is recognized when it is probable that future economic benefits will flow to the NEC Group and these benefits can be measured reliably. Revenue is measured at the fair value of the consideration received taking into account the amount of any sales discounts, volume rebates, and taxes, such as consumption taxes.
Contracts for Hardware and Packaged Software Deployments
Revenue from contracts for hardware and packaged software deployments is recognized when the significant risks and rewards of ownership of the goods are transferred to the buyer, which usually is based on the inspection of the buyer.
Contracts for Services to Customers (Including Maintenance and Outsourcing)
When the outcome of a transaction involving the contracts for services to customers can be estimated reliably, revenue associated with the transaction is recognized by reference to the stage of completion of the transaction. When substantially the same service is continuously provided over a specified period, revenue is recognized on a straight-line basis over the specified period.
Contracts for System Integrations and Equipment Constructions
Contract revenue comprises the amount of revenue initially agreed in the contract, plus any variations in contract work, claims, and incentive payments, to the extent that it is probable that they will result in revenue and are capable of being reliably measured. For construction contracts and customized software, when the outcome of the construction contract can be reliably estimated, contract revenue is recognized based on the stage of completion. The stage of completion is primarily determined using the cost-to-cost
method. For contracts for system integrations and equipment constructions in which the outcome cannot be reliably estimated, contract revenue is recognized only to the extent of contract costs incurred that are probable to be recoverable, and contract costs are recognized as expenses in the period they are incurred.
The accounting policies applicable from April 1, 2018, for the fiscal years ended March 31, 2019 and 2020
In accordance with IFRS 15, the following five-step approach is applied to recognize revenue, except for interest and dividend income within the scope of IFRS 9 and lease payments within the scope of IAS 17 or IFRS 16.
Step 1: Identify the contract with a customer
Step 2: Identify performance obligations in the contract
Step 3: Determine the transaction price
Step 4: Allocate the transaction price to each performance obligation in the contract
Step 5: Recognize revenue when (or as) each performance obligation is satisfied
Identifying Distinct Performance Obligations in Contracts with Customers
The NEC Group recognizes revenue from contracts with customers for contracts for hardware and packaged software deployments, for services to customers and for system integrations and equipment constructions. The NEC Group identifies distinct promised goods or services (i.e., performance obligations) within these contracts and accounts for revenue in accordance with their performance obligations. The NEC Group separately accounts for the good or service, if a promised good or service is distinct where the NEC Group’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contracts, and a customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer.
Determining the Transaction Price
The NEC Group considers the effects of variable consideration, constraining estimates of variable consideration, the existence of a significant financing component in the contract, non-cash
consideration, and consideration payable to a customer when determining the transaction price. The NEC Group recognizes a variable consideration, which consists primarily of sales incentives that are offered to wholesalers and retailers as part of the NEC Group’s sales promotion activities. When there is a possibility of subsequent variability in the consideration receivable from these customers, the variable consideration is estimated and included in revenue to the extent that it is highly probable that its inclusion will not result in a significant reversal in the amount of cumulative revenue recognized when the uncertainty has been subsequently resolved. When estimating the sales incentives, NEC Group uses the expected value method considering the historical experience of sales by customers and products. In assessing whether a contract contains a financing component and whether that financing component is significant to the contract, the NEC Group considers the difference, if any, between the amount of promised consideration and the cash selling price of the promised goods or services. The NEC Group also considers the combined effect of the expected length of time between when it transfers the promised goods or services to the customer and when the customer pays for those goods or services and the prevailing interest rates in the relevant market.
Allocating the Transaction Price to Performance Obligation
The NEC Group allocates the transaction price to each performance obligation (or distinct good or service) in an amount that depicts the amount of consideration to which it expects to be entitled in exchange for transferring the promised goods or services to the customer. To allocate the transaction price to each performance obligation on a relative stand-alone selling price basis, the stand-alone selling price at contract inception of the distinct good or service underlying each performance obligation in the contract is determined and the transaction price is allocated in proportion to those stand-alone selling prices. A stand-alone selling price is estimated if it is not directly observable. For contracts for hardware and packaged software deployments, the NEC Group estimates stand-alone selling prices mainly based on adjusted market assessment approach. For contracts for services to customers and for system integrations and equipment constructions, the NEC Group estimates stand-alone selling price mainly based on expected cost plus a margin approach.
Satisfaction of Performance Obligation
The NEC Group recognizes revenue when or as the NEC Group satisfies a performance obligation at a point in time or over time by transferring a promised good or service to a customer.
The NEC Group recognizes revenue over time if one of the following criteria is met; i) the customer simultaneously receives and consumes the benefits provided by the NEC Group’s performance as the NEC Group performs, ii) the NEC Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced, or iii) the NEC Group’s performance does not create an asset with an alternative use to the NEC Group and it has an enforceable right to payment for performance completed to date. If none of the above is met, the NEC Group recognizes revenue at a point in time when it is determined that control of an asset is transferred to a customer.

Performance Obligations and Revenue Measurement Methods by Type of Goods or Services
Contracts for Hardware and Packaged Software Deployments
The major transactions regarding revenue from contracts for hardware and packaged software deployments are hardware (servers, mainframes, supercomputers, storage, business PCs, POS, ATMs, control equipment, wireless LAN routers), software (integrated operation management, application servers, security, database software), enterprise network solutions (IP telephony systems, WAN/wireless access equipment, LAN products), network infrastructure (core network, mobile phone base stations, optical transmission systems, routers / switches, mobile backhaul), system devices (displays, projectors) and lighting equipment.
The NEC Group recognizes revenue when control over goods is transferred to customers. To determine the point in time at which the control is transferred to the customer, the NEC Group considers whether or not a) the NEC Group has a present right to payment for the asset; b) the customer has legal title to the asset; c) the NEC Group has transferred physical possession of the asset; d) the customer has the significant risks and rewards related to the ownership of the asset; and e) the customer has accepted the asset. This transfer generally corresponds to the date of the inspection by the customer.
Revenue on Hardware requiring significant services, including installation, such as servers and network products, is in principle recognized upon the customer’s acceptance. Revenue on standard Hardware, such as personal computers and electronic devices, is recognized in principle upon delivery, where the control of the Hardware is transferred to the customer.
Contracts for Services to Customers (Including Maintenance and Outsourcing)/Contracts for System Integrations and Equipment Constructions
The major transactions regarding revenue from contracts for services to customers/system integrations and equipment constructions are systems integration (systems implementation, consulting), safety (biometric solutions, surveillance and others), software & services for service providers (Operation Support System (OSS)/ Business Support System (BSS), Software-Defined Networking (SDN), Network Functions Virtualization (NFV)), services & management (OSS/BSS, and service solutions), network infrastructure (submarine systems), energy storage system, outsourcing/cloud services, data center infrastructure services and maintenance and support.
Supply of the above services usually corresponds to any of the following criteria: a) the customer simultaneously receives and consumes all of the benefits provided by the NEC Group as the NEC Group performs; b) the NEC Group’s performance creates or enhances an asset that the customer controls as the asset is created; or c) the NEC Group’s performance does not create an asset with an alternative use to the NEC Group and the NEC Group has an enforceable right to payment for performance completed to date and, therefore, is a performance obligation that is satisfied over time. If the progress toward complete satisfaction of the performance obligation can be reasonably measured, revenue from a service is recognized by measuring the progress. If the progress cannot be reasonably measured, revenue from a service is recognized only to the extent of the costs incurred if the NEC Group expects to recover the costs until such time that the outcome of the performance obligation can be reasonably measured.
Revenue for fixed price service contracts, including construction contracts is in principle recognized by the method of measuring the progress based on the costs incurred to date as a percentage of the total estimated project costs. When milestones for the obligations to be performed by the NEC Group are defined at contract inception, revenue is recognized based on completion of the contractual milestones.
Revenue on ongoing service contracts is recognized by measuring the progress based on the period of services already provided over the entire service period. Where outsourcing services are charged on a per unit basis, such as data usage, revenue is recognized when the service is provided. Where services are charged on a time period basis, revenue is recognized evenly over the period of the service contract. For maintenance, in principle revenue is recognized over the period in which the services are provided; however, where the contracts are charged on a time basis, revenue is recognized on a time and materials basis.
Where changes occur in the initial estimates of revenues, measure of progress, and costs incurred for a contract, the cumulative impact arising from a change of estimates is recognized in profit or loss in the period in which the changes become certain and possible to be estimated.
Contracts with Multiple Performance Obligations
Contracts with multiple performance obligations represent one contract that consists of several types of goods or services, such as supply of Hardware and related services or supply of software sales and support services. Goods or services promised to a customer are identified as a distinct performance obligation if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct); and the NEC Group’s promise to transfer the goods or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).
The transaction price is allocated to each performance obligation on a relative stand-alone selling price basis, as mentioned above.
Methods for Measuring Progress
When revenue is recognized over time, the NEC Group measures the progress to depict the performance in transferring control of goods or services promised to a customer. Revenue is recognized for a performance obligation satisfied over time only if the progress can be reasonably measured as mentioned above. When the progress cannot be measured reasonably, revenue is recognized only to the extent of the costs incurred also as mentioned above.
Product Warranty
The NEC Group repairs or exchanges products for free of charge to honor warranty within the warranty period after the sale of products or delivery of developed software based on contracts. Product warranty liabilities are recognized for individually estimated future warranty costs using the historical ratio of warranty costs to net sales or other relevant factors, considering the additional incremental costs that are expected to be incurred. If a product warranty is purchased separately or purchased in addition to the standard warranty by a customer, the product warranty is identified as a separate performance obligation. The transaction price is allocated to the performance obligation and revenue is recognized for the allocated amount over a warranty period.
Contract Asset and Contract Liability
Contract asset is an entity’s right to consideration in exchange for goods or services that the entity has transferred to a customer when that right is conditioned on something other than the passage of time (i.e., the entity’s future performance) and contract liability is an entity’s obligation to transfer goods or services to a customer for which the entity has received consideration or the amount is due from the customer. Advances received from construction contracts are recorded as “contract liabilities” in the consolidated statements of financial position.
Incremental Costs of Obtaining a Contract
An asset is recognized for the incremental costs of obtaining a contract with a customer if those costs are expected to be recovered. The incremental costs of obtaining a contract are those costs that the NEC Group incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained. The costs are amortized on a systematic basis that is consistent with the transfer to the customer of the goods or services to which the asset relates.

Income Taxes
Income Taxes
Income tax expenses comprise current and deferred taxes, both of which are recognized in profit or loss, except for the tax arising from transactions which are recognized either directly in equity or other comprehensive income.
Current tax is the expected tax payable or receivable on taxable profit or tax losses for the reporting period, using tax rates and tax laws enacted or substantively enacted at the end of the reporting period.
Deferred taxes are calculated based on the temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, and unused tax losses carryforward at the end of the reporting period.
Deferred tax assets and liabilities are not recognized for the following temporary differences:

•	Temporary differences on the initial recognition of an asset or liability in a transaction which is not a business combination and that affects neither accounting nor taxable profit nor loss;

•
Temporary differences arising from investments in subsidiaries, associates, and joint arrangements to the extent that it is probable that the temporary difference will not reverse in the foreseeable future; and

•	Taxable temporary differences arising on the initial recognition of goodwill.
Deferred tax assets and liabilities are measured using the tax rates that are expected to apply to the period in which the temporary differences are expected to reverse based on the tax rates and tax laws that have been enacted or substantively enacted at the end of the reporting period.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and the deferred tax assets and liabilities are for those related to income taxes levied by the same taxation authority on the same taxable entity.
A deferred tax asset is recognized for the carryforward of unused tax losses, and deductible temporary differences to the extent that it is probable that future taxable profit will be available against which they can be utilized.
The amount of deferred tax assets is reduced to the extent that it is no longer probable that future taxable income would be sufficient to allow the benefit of part or all of the deferred tax asset to be utilized.

Share Capital
Share Capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares are recognized as a deduction from equity.
Treasury shares are measured at cost and deducted from equity. When NEC Group sells the treasury shares subsequently, the difference between the carrying amount and the consideration received is recognized in share premium. Additional costs directly related to repurchase or sale of treasury shares are deducted from equity.